STOCK-BASED COMPENSATION - Stock options (Details) - Stock options		12 Months Ended
	Jan. 01, 2019 CAD ($) Options shares	Dec. 31, 2018 CAD ($) Options shares	Dec. 31, 2017 CAD ($) Options shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)		5.00%
Maximum number of common shares reserved for issuance | shares		35,700,000
Number of stock options vested within 30 days of grant date | shares		496,973	499,796
Vesting period		3 years	3 years
Number of stock options
Outstanding, beginning of year | Options	6,361,265	5,857,504	5,478,837
Granted during the year | Options		1,990,850	2,018,140
Exercised during the year | Options		(1,220,921)	(1,538,729)
Forfeited during the year | Options		(59,168)	(99,644)
Expired during the year | Options		(207,000)	(1,100)
Outstanding, end of year | Options		6,361,265	5,857,504
Options exercisable, end of year | Options		3,429,813	2,628,998
Weighted average exercise price
Outstanding at beginning of the year	$ 47.65	$ 41.18	$ 34.40
Granted during the year		58.04	56.57
Exercised during the year		32.46	37.18
Forfeited during the year		53.91	42.09
Expired during the year		52.13	37.05
Options outstanding, end of year		47.65	41.18
Options exercisable, end of year		42.28	37.66
Average share price of common shares		52.81	59.47
Fair value at grant date		$ 12.66	$ 14.51
Common stock reserved for future issuance | shares		6,361,265
Number of common shares available for grant | shares		7,046,981
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares	527,975
Vesting period	3 years
Number of stock options
Granted during the year | Options	2,118,850
Maximum
Share based compensation
Option term (expiration period)		5 years